FEDERAL INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009
Balance at beginning of year	$ 80	$ 253
Additions/(reductions) based on tax positions for the current year	(80)	(173)	80
Balance at end of year	$ 0	$ 80